Computation of Earnings Per Ordinary Share and Ordinary Share Equivalent - Narrative (Details) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock compensation plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	6.0	5.0	2.5	5.5	6.0